Borrowings - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended							0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended					12 Months Ended						0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 03, 2013	Jun. 29, 2012	May 31, 2014	May 31, 2013	May 31, 2012	Dec. 03, 2013	Jun. 29, 2012	May 09, 2014 Special Purpose Entity	Oct. 23, 2012 Revolving Credit Facility	Dec. 09, 2013 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2014 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2013 Unsecured 6.25% senior notes due December 15, 2013	Oct. 23, 2012 Unsecured 3.45% senior notes due November 15, 2022	May 31, 2014 Unsecured 3.45% senior notes due November 15, 2022	May 31, 2013 Unsecured 3.45% senior notes due November 15, 2022	Oct. 23, 2012 Unsecured 3.45% senior notes due November 15, 2022	Jun. 29, 2012 Issuance of Debt Maximum	Jun. 29, 2012 Issuance of Debt Minimum	May 31, 2014 Revolving Credit Facilities		May 31, 2013 Revolving Credit Facilities		May 31, 2011 Accounts Receivable Securitization Facility	May 09, 2014 Accounts Receivable Securitization Facility	May 09, 2014 Accounts Receivable Securitization Facility New Facility	May 09, 2014 Accounts Receivable Securitization Facility New Facility	May 31, 2011 Accounts Receivable Securitization Facility Maximum	May 09, 2014 Accounts Receivable Securitization Facility Maximum New Facility	May 31, 2011 Accounts Receivable Securitization Facility Minimum	May 09, 2014 Accounts Receivable Securitization Facility Minimum New Facility	May 31, 2014 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2013 Unsecured 6.70% senior notes due November 1, 2015		Jun. 29, 2012 Swingline Loans [Member]	Dec. 09, 2013 Investment in Kemrock convertible debt	May 31, 2014 Investment in Kemrock convertible debt	Dec. 09, 2013 Investment in Kemrock convertible debt
Debt Instrument [Line Items]
Maturities of long-term debt in 2015			$ 5,700,000
Maturities of long-term debt in 2016			151,000,000
Maturities of long-term debt in 2017			400,000
Maturities of long-term debt in 2018			200,000
Maturities of long-term debt in 2019			250,700,000
Maturities of long-term debt thereafter			943,600,000
Unused lines of credit			797,800,000
Liquidity available			1,100,000,000
Consolidated indebtedness			49.40%	53.40%													60.00%						60.00%
Issuance of note																																						205,000,000
Debt, interest rate												6.25%		3.45%	3.45%	3.45%															6.70%	[1]	6.70%	[1]				2.25%
Notes maturity date																																				2020
Note Interest payment frequency, term																																				Interest on the Convertible Notes semi-annually on June 15th and December 15th of each year, and began doing so on June 15, 2014.
Proceeds from note issuance, net			208,582,000	300,902,000	27,894,000																															200,100,000
Principal amount of unsecured senior notes, repayments										200,000,000
Debt, due date										Dec. 15, 2013	Dec. 15, 2013	Dec. 15, 2013		Nov. 15, 2022	Nov. 15, 2022				Jun. 29, 2017	[2]	Jun. 29, 2017	[2]									Nov. 01, 2015	[1]	Nov. 01, 2015	[1]
Unsecured senior notes , interest rate										6.25%
Debt instrument, conversion rate	18.8905
Convertible notes, initial conversion price per share						$ 52.94
Initial conversion price, conversion premium percentage	37.00%
Last reported sale price of RPM common stock						$ 38.64
Debt instrument, effective interest rate																																					3.92%
Contractual interest																																					2,200,000
Amortization of debt discount premium																																					1,200,000
Debt discount remaining amortized period																																					6 years 6 months
Unamortized debt discount																																					19,500,000
Carrying amount of the equity component of debt																																					20,700,000
Debt												200,000,000				300,000,000
Debt, maturity year													2022
Net proceeds from the offering of notes																297,700,000
Credit facility borrowing maximum capacity							600,000,000		600,000,000										600,000,000		600,000,000					200,000,000									50,000,000
Credit facility expiration date			Jun. 29, 2017
Credit facility maturity period		5 years
Credit facility borrowing potential maximum capacity							800,000,000
Interest coverage ratio																		350.00%	785.00%
Leverage ratio																			49.60%
Margin rate over LIBOR																											1.25%		1.00%
Debt rating																							This margin would have increased to 1.25% if we had not maintained our public debt rating of at least BB+/Ba1/BB+ from any two of Standard & Poor's, Moody's or Fitch.
Minimum required consolidated interest coverage ratio for EBITDA to interest																							3.5
Accounts receivable from securitization																								$ 150,000,000		$ 200,000,000
Debt maturity period																									3 years
Ownership percentage								100.00%
Monthly unused commitment fee																												0.50%		0.30%
Effective euro fixed-rate borrowing			5.31%																												5.31%

[1]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
[2]	Interest was tied to AUD LIBOR at May 31, 2014, and averaged 3.96% for AUD denominated debt. Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt.